Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Upstream
Revenue	$ 52,204	$ 66,897
U.S. Refining
Consolidated	52,204	66,897
Corporate and Eliminations
Upstream
Revenue	(8,234)	(7,387)
U.S. Refining
Corporate and Eliminations	(8,234)	(7,387)
Consolidated	(8,234)	(7,387)
Upstream
Upstream
Revenue	27,812	36,274
U.S. Refining
Consolidated	27,812	36,274
Upstream | Oil Sands
Upstream
Crude Oil	22,550	28,921
NGLs	352	877
Natural Gas and Other	231	392
Canadian Refining
Synthetic Crude Oil	22,550	28,921
Upstream | Conventional
Upstream
Crude Oil	589	429
NGLs	799	926
Natural Gas and Other	1,773	2,786
Canadian Refining
Synthetic Crude Oil	589	429
Upstream | Offshore
Upstream
Crude Oil	385	581
NGLs	280	354
Natural Gas	853	1,008
Canadian Refining
Synthetic Crude Oil	385	581
Downstream
Upstream
Revenue	32,626	38,010
U.S. Refining
Consolidated	32,626	38,010
Downstream | Canadian Refining
Canadian Refining
Diesel	1,752	2,164
Asphalt	571	620
Gasoline	522	948
Other Products and Services	1,264	1,700
U.S. Refining
Gasoline	522	948
Distillates	1,752	2,164
Asphalt	571	620
Other products	1,264	1,700
Downstream | Canadian Refining | Synthetic Oil
Upstream
Crude Oil	2,124	2,360
Canadian Refining
Synthetic Crude Oil	2,124	2,360
Downstream | U.S. Refining
Canadian Refining
Diesel	9,612	11,453
Asphalt	864	533
Gasoline	12,375	14,116
Other Products and Services	3,542	4,116
U.S. Refining
Gasoline	12,375	14,116
Distillates	9,612	11,453
Asphalt	864	533
Other products	$ 3,542	$ 4,116